Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
(Loss) Profit before tax	$ (15,225)	$ (4,370)	$ 4,528
Combined Canadian federal and provincial statutory income tax rate	26.50%	23.00%	23.00%
Expected tax expense at the Canadian combined federal and statutory tax rate	$ (4,035)	$ (1,006)	$ 1,041
Non-deductible expenses	215	45	18
Change in unrecognized deductible temporary differences	3,998	28	47
Change in tax rates and rate differences	(328)	70	46
Expiration of tax attributes	214
Prior period adjustments	15	(22)	(72)
Other	5
Income tax (benefit) expense	$ 84	$ (885)	$ 1,080